Segment and geographical information - Geographic distribution (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Non-current assets	$ 7,224	$ 7,216
Sales	9,701	10,518
United States
Disclosure of operating segments [line items]
Non-current assets	2,625	2,838
Sales	6,659	7,286
Canada
Disclosure of operating segments [line items]
Non-current assets	4,139	3,825
Sales	1,531	1,682
U.K and Europe
Disclosure of operating segments [line items]
Non-current assets	460	553
Sales	733	737
Asia
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	767	806
Other
Disclosure of operating segments [line items]
Non-current assets	0	0
Sales	$ 11	$ 7